Covered Assets and Indemnification Asset (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Covered assets and indemnification asset
Summary of the activity in covered OREO

A summary of the activity in covered OREO is as follows (in thousands).

	Three Months Ended	Six Months Ended
	June 30, 2014	June 30, 2014
Balance, beginning of period	$152,310	$142,833
Additions to covered OREO	8,802	31,992
Dispositions of covered OREO	(16,410)	(29,692)
Valuation adjustments in the period	(2,528)	(2,959)
Balance, end of period	$142,174	$142,174

A summary of the activity in covered OREO for the period from September 14, 2013 through December 31, 2013 is as follows (in thousands).

Balance, September 14, 2013	$135,187
Additions to covered OREO	19,185
Dispositions of covered OREO	(11,539)
Valuation adjustments in the period	—
Balance, end of period	$142,833

Summary of the activity in the FDIC Indemnification Asset

A summary of the activity in the FDIC Indemnification Asset is as follows (in thousands).

	Three Months Ended	Six Months Ended
	June 30, 2014	June 30, 2014
Balance, beginning of period	$188,736	$188,291
FDIC Indemnification Asset accretion (amortization)	490	1,847
Transfers to due from FDIC and other	(14,112)	(15,024)
Balance, end of period	$175,114	$175,114

A summary of the activity in the FDIC Indemnification Asset for the period from September 14, 2013 through December 31, 2013 is as follows (in thousands).

Balance, September 14, 2013	$185,680
FDIC Indemnification Asset accretion (amortization)	1,699
Transfers to due from FDIC and other	912
Balance, end of period	$188,291

Covered loans
Covered assets and indemnification asset
Summary of carrying value of the loans

The following table presents the carrying value of the covered loans summarized by portfolio segment (in thousands).

	June 30,	December 31,
	2014	2013
Commercial and industrial	$50,016	$66,943
Real estate	698,225	787,982
Construction and land development	96,772	151,444
Consumer	—	—
Total covered loans	845,013	1,006,369
Allowance for covered loans	(4,115)	(1,061)
Total covered loans, net of allowance	$840,898	$1,005,308

The following table presents the carrying value of the covered loans summarized by portfolio segment at December 31, 2013 (in thousands).

Commercial and industrial	$66,943
Real estate	787,982
Construction and land development	151,444
Consumer	—
Total covered loans	1,006,369
Allowance for covered loans	(1,061)
Total covered loans, net of allowance	$1,005,308

Summary of impaired loans by class

Covered impaired loans are summarized by class in the following tables (in thousands).

	Unpaid	Recorded	Recorded	Total
	Contractual	Investment with	Investment with	Recorded	Related
	Principal Balance	No Allowance	Allowance	Investment	Allowance
June 30, 2014
Commercial and industrial:
Secured	$32,119	$11,877	$7,051	$18,928	$108
Unsecured	16,091	3,124	5,284	8,408	883
Real estate:
Secured by commercial properties	480,651	221,909	93,668	315,577	1,186
Secured by residential properties	269,049	159,048	16,820	175,868	1,355
Construction and land development:
Residential construction loans	4,929	1,905	1,170	3,075	5
Commercial construction loans and land development	137,053	65,337	13,246	78,583	377
Consumer	—	—	—	—	—
	$939,892	$463,200	$137,239	$600,439	$3,914

	Unpaid	Recorded	Recorded	Total
	Contractual	Investment with	Investment with	Recorded	Related
	Principal Balance	No Allowance	Allowance	Investment	Allowance
December 31, 2013
Commercial and industrial:
Secured	$43,957	$28,611	$—	$28,611	$—
Unsecured	16,280	9,008	882	9,890	882
Real estate:
Secured by commercial properties	528,825	365,346	—	365,346	—
Secured by residential properties	289,094	199,581	—	199,581	—
Construction and land development:
Residential construction loans	8,920	5,280	—	5,280	—
Commercial construction loans and land development	183,117	121,363	—	121,363	—
Consumer	—	—	—	—	—
	$1,070,193	$729,189	$882	$730,071	$882

Summary of average investment in impaired loans by class

Average investment in covered impaired loans is summarized by class in the following table (in thousands).

	Three Months Ended	Six Months Ended
	June 30, 2014	June 30, 2014
Commercial and industrial:
Secured	$20,585	$23,770
Unsecured	8,688	9,149
Real estate:
Secured by commercial properties	327,508	340,462
Secured by residential properties	182,264	187,725
Construction and land development:
Residential construction loans	3,669	4,178
Commercial construction loans and land development	84,800	99,973
Consumer	—	—
	$627,514	$665,257

Summary of non-accrual loans by class, excluding those classified as held for sale

Covered non-accrual loans, excluding those classified as held for sale, are summarized by class in the following table (in thousands).

	June 30,	December 31,
	2014	2013
Commercial and industrial:
Secured	$1,141	$91
Unsecured	954	882
Real estate:
Secured by commercial properties	10,910	40
Secured by residential properties	1,710	209
Construction and land development:
Residential construction loans	1,905	575
Commercial construction loans and land development	14	—
Consumer	—	—
	$16,634	$1,797

Covered non-accrual loans at December 31, 2013, excluding those classified as held for sale, are summarized by class in the following table (in thousands).

Commercial and industrial:
Secured	$91
Unsecured	882
Real estate:
Secured by commercial properties	40
Secured by residential properties	209
Construction and land development:
Residential construction loans	575
Commercial construction loans and land development	—
Consumer	—
$1,797

Schedule of internal risk grades of loans

The following tables present the internal risk grades of covered loans in the portfolio by class (in thousands).

	Pass	Special Mention	Substandard	PCI	Total
June 30, 2014
Commercial and industrial:
Secured	$15,233	$—	$7,201	$17,787	$40,221
Unsecured	156	—	1,302	8,337	9,795
Real estate:
Secured by commercial properties	47,299	1,681	8,829	315,197	373,006
Secured by residential properties	143,451	—	7,610	174,158	325,219
Construction and land development:
Residential construction loans	1,093	—	1,905	1,170	4,168
Commercial construction loans and land development	11,527	—	2,508	78,569	92,604
Consumer	—	—	—	—	—
	$218,759	$1,681	$29,355	$595,218	$845,013

	Pass	Special Mention	Substandard	PCI	Total
December 31, 2013
Commercial and industrial:
Secured	$24,152	$—	$761	$28,520	$53,433
Unsecured	3,040	—	580	9,890	13,510
Real estate:
Secured by commercial properties	59,343	3,310	2,166	365,306	430,125
Secured by residential properties	155,439	—	3,046	199,372	357,857
Construction and land development:
Residential construction loans	6,087	—	1,376	4,705	12,168
Commercial construction loans and land development	17,806	—	107	121,363	139,276
Consumer	—	—	—	—	—
	$265,867	$3,310	$8,036	$729,156	$1,006,369

The following table presents the internal risk grades of covered loans in the portfolio at December 31, 2013 by class (in thousands).

	Pass	Special Mention	Substandard	PCI	Total
Commercial and industrial:
Secured	$24,152	$—	$761	$28,520	$53,433
Unsecured	3,040	—	580	9,890	13,510
Real estate:
Secured by commercial properties	59,343	3,310	2,166	365,306	430,125
Secured by residential properties	155,439	—	3,046	199,372	357,857
Construction and land development:
Residential construction loans	6,087	—	1,376	4,705	12,168
Commercial construction loans and land development	17,806	—	107	121,363	139,276
Consumer	—	—	—	—	—
	$265,867	$3,310	$8,036	$729,156	$1,006,369

Schedule of changes in the allowance for loan losses by portfolio segment

Changes in the allowance for covered loan losses, distributed by portfolio segment, are shown below (in thousands).

	Commercial and		Construction and
	Industrial	Real Estate	Land Development	Consumer	Total
Three months ended June 30, 2014
Balance, beginning of period	$932	$1,696	$37	$—	$2,665
Provision charged to operations	214	855	381	—	1,450
Loans charged off	—	—	—	—	—
Recoveries on charged off loans	—	—	—	—	—
Balance, end of period	$1,146	$2,551	$418	$—	$4,115

	Commercial and		Construction and
	Industrial	Real Estate	Land Development	Consumer	Total
Six months ended June 30, 2014
Balance, beginning of period	$1,053	$8	$—	$—	$1,061
Provision charged to operations	184	2,587	533	—	3,304
Loans charged off	(91)	(44)	(115)	—	(250)
Recoveries on charged off loans	—	—	—	—	—
Balance, end of period	$1,146	$2,551	$418	$—	$4,115

Changes in the allowance for covered loan losses for the period from September 14, 2013 through December 31, 2013, distributed by portfolio segment, are shown below (in thousands).

	Commercial and		Construction and
	Industrial	Real Estate	Land Development	Consumer	Total
Balance, September 14, 2013	$—	$—	$—	$—	$—
Provision charged to operations	1,057	8	—	—	1,065
Loans charged off	(4)	—	—	—	(4)
Recoveries on charged off loans	—	—	—	—	—
Balance, end of period	$1,053	$8	$—	$—	$1,061

Schedule of loan portfolio distributed by portfolio segment and impairment methodology

The covered loan portfolio was distributed by portfolio segment and impairment methodology as shown below (in thousands).

	Commercial and		Construction and
	Industrial	Real Estate	Land Development	Consumer	Total
June 30, 2014
Loans individually evaluated for impairment	$915	$—	$801	$—	$1,716
Loans collectively evaluated for impairment	22,977	208,870	16,232	—	248,079
PCI Loans	26,124	489,355	79,739	—	595,218
	$50,016	$698,225	$96,772	$—	$845,013

	Commercial and		Construction and
	Industrial	Real Estate	Land Development	Consumer	Total
December 31, 2013
Loans individually evaluated for impairment	$—	$—	$—	$—	$—
Loans collectively evaluated for impairment	28,533	223,304	25,376	—	277,213
PCI Loans	38,410	564,678	126,068	—	729,156
	$66,943	$787,982	$151,444	$—	$1,006,369

At December 31, 2013, the covered loan portfolio was distributed by portfolio segment and impairment methodology as shown below (in thousands).

	Commercial and		Construction and
	Industrial	Real Estate	Land Development	Consumer	Total
Loans individually evaluated for impairment	$—	$—	$—	$—	$—
Loans collectively evaluated for impairment	28,533	223,304	25,376	—	277,213
PCI Loans	38,410	564,678	126,068	—	729,156
	$66,943	$787,982	$151,444	$—	$1,006,369

Schedule of allowance for loan losses distributed by portfolio segment and impairment methodology

The allowance for covered loan losses was distributed by portfolio segment and impairment methodology as shown below (in thousands).

	Commercial and		Construction and
	Industrial	Real Estate	Land Development	Consumer	Total
June 30, 2014
Loans individually evaluated for impairment	$—	$—	$—	$—	$—
Loans collectively evaluated for impairment	155	10	36	—	201
PCI Loans	991	2,541	382	—	3,914
	$1,146	$2,551	$418	$—	$4,115

	Commercial and		Construction and
	Industrial	Real Estate	Land Development	Consumer	Total
December 31, 2013
Loans individually evaluated for impairment	$—	$—	$—	$—	$—
Loans collectively evaluated for impairment	171	8	—	—	179
PCI Loans	882	—	—	—	882
	$1,053	$8	$—	$—	$1,061

At December 31, 2013, the allowance for covered loan losses was distributed by portfolio segment and impairment methodology as shown below (in thousands).

	Commercial and		Construction and
	Industrial	Real Estate	Land Development	Consumer	Total
Loans individually evaluated for impairment	$—	$—	$—	$—	$—
Loans collectively evaluated for impairment	171	8	—	—	179
PCI Loans	882	—	—	—	882
	$1,053	$8	$—	$—	$1,061

Covered loans | Bank
Covered assets and indemnification asset
Schedule of analysis of the aging of the entity's loan portfolio

An analysis of the aging of the Bank’s covered loan portfolio is shown in the following tables (in thousands).

								Accruing Loans
	Loans Past Due	Loans Past Due	Loans Past Due	Total	Current	PCI	Total	Past Due
	30-59 Days	60-89 Days	90 Days or More	Past Due Loans	Loans	Loans	Loans	90 Days or More
June 30, 2014
Commercial and industrial:
Secured	$—	$915	$226	$1,141	$21,293	$17,787	$40,221	$—
Unsecured	1,000	—	71	1,071	387	8,337	9,795	—
Real estate:
Secured by commercial properties	580	100	609	1,289	56,520	315,197	373,006	229
Secured by residential properties	1,298	764	1,137	3,199	147,862	174,158	325,219	43
Construction and land development:
Residential construction loans	—	—	1,905	1,905	1,093	1,170	4,168	—
Commercial construction loans and land development	57	227	—	284	13,751	78,569	92,604	—
Consumer	—	—	—	—	—	—	—	—
	$2,935	$2,006	$3,948	$8,889	$240,906	$595,218	$845,013	$272

								Accruing Loans
	Loans Past Due	Loans Past Due	Loans Past Due	Total	Current	PCI	Total	Past Due
	30-59 Days	60-89 Days	90 Days or More	Past Due Loans	Loans	Loans	Loans	90 Days or More
December 31, 2013
Commercial and industrial:	$3,904	$10	$81	$3,995	$20,918	$28,520	$53,433	$—
Secured	10	259	—	269	3,351	9,890	13,510	—
Unsecured
Real estate:	999	—	40	1,039	63,780	365,306	430,125	—
Secured by commercial properties	1,679	678	209	2,566	155,919	199,372	357,857	—
Secured by residential properties
Construction and land development:	1,861	—	576	2,437	5,026	4,705	12,168	—
Residential construction loans	244	20	—	264	17,649	121,363	139,276	—
Commercial construction loans and land development	—	—	—	—	—	—	—	—
Consumer	$8,697	$967	$906	$10,570	$266,643	$729,156	$1,006,369	$—

An analysis of the aging of the Bank’s covered loan portfolio at December 31, 2013 is shown in the following table (in thousands).

								Accruing Loans
	Loans Past Due	Loans Past Due	Loans Past Due	Total	Current	PCI	Total	Past Due
	30-59 Days	60-89 Days	90 Days or More	Past Due Loans	Loans	Loans	Loans	90 Days or More
Commercial and industrial:
Secured	$3,904	$10	$81	$3,995	$20,918	$28,520	$53,433	$—
Unsecured	10	259	—	269	3,351	9,890	13,510	—
Real estate:
Secured by commercial properties	999	—	40	1,039	63,780	365,306	430,125	—
Secured by residential properties	1,679	678	209	2,566	155,919	199,372	357,857	—
Construction and land development:
Residential construction loans	1,861	—	576	2,437	5,026	4,705	12,168	—
Commercial construction loans and land development	244	20	—	264	17,649	121,363	139,276	—
Consumer	—	—	—	—	—	—	—	—
	$8,697	$967	$906	$10,570	$266,643	$729,156	$1,006,369	$—

Covered loans | PCI loans
Covered assets and indemnification asset
Schedule of carrying value and the outstanding balance of the PCI loans

The following table presents the carrying value and the outstanding contractual balance of the covered PCI loans (in thousands).

	June 30,	December 31,
	2014	2013
Carrying amount	$595,218	$729,156
Outstanding balance	874,589	1,022,514

The following table presents the carrying value and the outstanding balance of the covered PCI loans at December 31, 2013 (in thousands).
Carrying amount	$729,156
Outstanding balance	1,022,514

Schedule of changes in the accretable yield for the PCI loans

Changes in the accretable yield for the covered PCI loans were as follows (in thousands).

	Three Months Ended	Six Months Ended
	June 30, 2014	June 30, 2014
Balance, beginning of period	$176,469	$156,548
Increases in expected cash flows	26,871	57,581
Transfer of loans to covered OREO	111	5,372
Accretion	(17,310)	(33,360)
Balance, end of period	$186,141	$186,141

Changes in the accretable yield for the covered PCI loans for the period from September 14, 2013 through December 31, 2013 were as follows (in thousands).

Balance, beginning of year	$—
Additions	167,974
Increases in expected cash flows	3,492
Disposals of loans	4,407
Accretion	(19,325)
Balance, end of year	$156,548

Summary of impaired loans by class

Covered PCI loans at December 31, 2013 are summarized by class in the following table (in thousands).

	Unpaid	Recorded	Recorded	Total
	Contractual	Investment with	Investment with	Recorded	Related
	Principal Balance	No Allowance	Allowance	Investment	Allowance
Commercial and industrial:
Secured	$43,867	$28,520	$—	$28,520	$—
Unsecured	16,280	9,008	882	9,890	882
Real estate:
Secured by commercial properties	528,785	365,306	—	365,306	—
Secured by residential properties	288,859	199,372	—	199,372	—
Construction and land development:
Residential construction loans	8,341	4,705	—	4,705	—
Commercial construction loans and land development	183,117	121,363	—	121,363	—
Consumer	—	—	—	—	—
	$1,069,249	$728,274	$882	$729,156	$882

Summary of average investment in impaired loans by class

Average investment in covered PCI loans for the year ended December 31, 2013 is summarized by class in the following table (in thousands).

Commercial and industrial:
Secured	$14,260
Unsecured	4,945
Real estate:
Secured by commercial properties	182,653
Secured by residential properties	99,686
Construction and land development:
Residential construction loans	2,353
Commercial construction loans and land development	60,682
Consumer	—
$364,579